Shareholder Report, Line Graph (Details) 1014037_Franklin FTSE Brazil ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 03, 2017	Mar. 31, 2026
Franklin FTSE Brazil ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Brazil ETF (NAV)
Accumulated Value	$ 10,710	$ 11,925	$ 9,344	$ 11,617	$ 9,443	$ 6,431	$ 11,028	$ 11,486	$ 10,000	$ 16,631
FTSE Brazil Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Brazil Index-NR
Accumulated Value	11,075	12,289	9,592	11,871	9,627	6,546	11,197	11,706	10,000	$ 17,235
FTSE Brazil Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Brazil Capped Index-NR
Accumulated Value	$ 11,136	$ 12,357	$ 9,645	$ 11,938	$ 9,682	$ 6,583	$ 11,262	$ 11,706	$ 10,000	$ 17,331